UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              52

Form 13F Information Table Value Total:  $      130,350
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED WRLD ASSUR COM HLDG A SHS            H01531104    1,573    25,000 SH       DEFINED    01          25,000      0    0
ALLSTATE CORP                COM            020002101      932    34,000 SH       DEFINED    01          34,000      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102    2,145   105,000 SH       DEFINED    01         105,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM            024061103    3,956   400,000     CALL DEFINED    01         400,000      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105    3,173   119,750 SH       DEFINED    01         119,750      0    0
BANK OF AMERICA CORPORATION  COM            060505104    1,668   300,000     CALL DEFINED    01         300,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS  091727107    3,212   802,910 SH       DEFINED    01         802,910      0    0
BITSTREAM INC                CL A           091736108    6,529 1,135,462 SH       DEFINED    01       1,135,462      0    0
C&J ENERGY SVCS INC          COM            12467B304    5,369   256,500 SH       DEFINED    01         256,500      0    0
CABOT OIL & GAS CORP         COM            127097103    1,518    20,000     CALL DEFINED    01          20,000      0    0
CHEVRON CORP NEW             COM            166764100    3,884    36,500 SH       DEFINED    01          36,500      0    0
CHINAEDU CORP                SPONS ADR      16945L107    8,653 1,497,136 SH       DEFINED    01       1,497,136      0    0
DRYSHIPS INC                 SHS            Y2109Q101    1,600   800,000     CALL DEFINED    01         800,000      0    0
EASTMAN CHEM CO              COM            277432100    1,953    50,000     CALL DEFINED    01          50,000      0    0
EMAGIN CORP                  COM NEW        29076N206    3,331   900,200 SH       DEFINED    01         900,200      0    0
FLOTEK INDS INC DEL          COM            343389102    9,736   977,551 SH       DEFINED    01         977,551      0    0
HALLIBURTON CO               COM            406216101    3,586   103,900 SH       DEFINED    01         103,900      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104    1,239    76,250 SH       DEFINED    01          76,250      0    0
ICICI BK LTD                 ADR            45104G104    1,744    66,000 SH       DEFINED    01          66,000      0    0
INDIA FD INC                 COM            454089103      476    25,000 SH       DEFINED    01          25,000      0    0
INERGY L P                   UNIT LTD PTNR  456615103      611    25,000 SH       DEFINED    01          25,000      0    0
ISHARES INC                  MSCI TAIWAN    464286731    3,005   256,600 SH       DEFINED    01         256,600      0    0
ISHARES TR                   HIGH YLD CORP  464288513   10,978   122,750 SH       DEFINED    01         122,750      0    0
JOY GLOBAL INC               COM            481165108      750    10,000 SH       DEFINED    01          10,000      0    0
LULULEMON ATHLETICA INC      COM            550021109      467    10,000 SH       DEFINED    01          10,000      0    0
METLIFE INC                  COM            59156R108    1,715    55,000 SH       DEFINED    01          55,000      0    0
MORGAN STANLEY INDIA INVS FD COM            61745C105      462    33,000 SH       DEFINED    01          33,000      0    0
NETSUITE INC                 COM            64118Q107    2,028    50,000     CALL DEFINED    01          50,000      0    0
NEWCASTLE INVT CORP          COM            65105M108      850   175,604 SH       DEFINED    01         175,604      0    0
NOVA MEASURING INSTRUMENTS L COM            M7516K103    4,514   612,432 SH       DEFINED    01         612,432      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    4,029    43,000 SH       DEFINED    01          43,000      0    0
PARTNERRE LTD                COM            G6852T105      926    14,425 SH       DEFINED    01          14,425      0    0
PATRIOT COAL CORP            COM            70336T104    1,863   220,000 SH       DEFINED    01         220,000      0    0
PEABODY ENERGY CORP          COM            704549104      877    26,500 SH       DEFINED    01          26,500      0    0
PLATINUM UNDERWRITER HLDGS L COM            G7127P100    4,402   129,050 SH       DEFINED    01         129,050      0    0
POLARIS INDS INC             COM            731068102    1,679    30,000     CALL DEFINED    01          30,000      0    0
PRUDENTIAL FINL INC          COM            744320102    1,734    34,600 SH       DEFINED    01          34,600      0    0
RED LION HOTELS CORP         COM            756764106    2,334   336,758 SH       DEFINED    01         336,758      0    0
SALESFORCE COM INC           COM            79466L302    2,029    20,000     CALL DEFINED    01          20,000      0    0
SCHLUMBERGER LTD             COM            806857108    2,452    35,900 SH       DEFINED    01          35,900      0    0
STRATEGIC HOTELS & RESORTS I COM            86272T106       60    11,200 SH       DEFINED    01          11,200      0    0
TEXAS ROADHOUSE INC          COM            882681109       15     1,000 SH       DEFINED    01           1,000      0    0
TIM PARTICIPACOES S A        SPONS ADR      88706P205      955    37,000 SH       DEFINED    01          37,000      0    0
TITAN INTL INC ILL           COM            88830M102    1,168    60,000 SH       DEFINED    01          60,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,071    35,000 SH       DEFINED    01          35,000      0    0
ULTRAPETROL BAHAMAS LTD      COM            P94398107    2,315   776,699 SH       DEFINED    01         776,699      0    0
VALIDUS HOLDINGS LTD         COM SHS        G9319H102    2,189    69,500 SH       DEFINED    01          69,500      0    0
VELTI PLC ST HELIER          SHS            G93285107      488    71,800     CALL DEFINED    01          71,800      0    0
VIMICRO INTL CORP            ADR            92718N109    1,519 1,054,887 SH       DEFINED    01       1,054,887      0    0
VISHAY INTERTECHNOLOGY INC   COM            928298108    2,697   300,000     CALL DEFINED    01         300,000      0    0
WALTER ENERGY INC            COM            93317Q105    1,211    20,000 SH       DEFINED    01          20,000      0    0
XL GROUP PLC                 SHS            G98290102    1,680    85,000 SH       DEFINED    01          85,000      0    0
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